INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATES
Schedule of balances and activity related to the Group's variable interest in Beijing Modo and the equity investment
	December 31, 2014	Investments	Share of losses	Foreign currency translation	December 31, 2015

Equity interest in Beijing Modo	—	185,248	(16,879)	241	168,610

	—	185,248	(16,879)	241	168,610